Document and Entity Information	12 Months Ended
Feb. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	BlackRock Funds II
Central Index Key	0001398078
Amendment Flag	false
Document Creation Date	Sep 27, 2012
Document Effective Date	Sep 27, 2012
Prospectus Date	Feb 28, 2012

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2015 is renamed LifePath® Active 2015 Portfolio.

The BlackRock Prepared Portfolio 2020 is renamed LifePath® Active 2020 Portfolio.

The BlackRock Prepared Portfolio 2025 is renamed LifePath® Active 2025 Portfolio.

The BlackRock Prepared Portfolio 2030 is renamed LifePath® Active 2030 Portfolio.

The BlackRock Prepared Portfolio 2035 is renamed LifePath® Active 2035 Portfolio.

The BlackRock Prepared Portfolio 2040 is renamed LifePath® Active 2040 Portfolio.

The BlackRock Prepared Portfolio 2045 is renamed LifePath® Active 2045 Portfolio.

The BlackRock Prepared Portfolio 2050 is renamed LifePath® Active 2050 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2015 Portfolio	44%	56%
LifePath® Active 2020 Portfolio	54%	46%
LifePath® Active 2025 Portfolio	62%	38%
LifePath® Active 2030 Portfolio	69%	31%
LifePath® Active 2035 Portfolio	76%	24%
LifePath® Active 2040 Portfolio	82%	18%
LifePath® Active 2045 Portfolio	88%	12%
LifePath® Active 2050 Portfolio	93%	7%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Supplement [Text Block]	bwif1_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2015 is renamed LifePath® Active 2015 Portfolio.

The BlackRock Prepared Portfolio 2020 is renamed LifePath® Active 2020 Portfolio.

The BlackRock Prepared Portfolio 2025 is renamed LifePath® Active 2025 Portfolio.

The BlackRock Prepared Portfolio 2030 is renamed LifePath® Active 2030 Portfolio.

The BlackRock Prepared Portfolio 2035 is renamed LifePath® Active 2035 Portfolio.

The BlackRock Prepared Portfolio 2040 is renamed LifePath® Active 2040 Portfolio.

The BlackRock Prepared Portfolio 2045 is renamed LifePath® Active 2045 Portfolio.

The BlackRock Prepared Portfolio 2050 is renamed LifePath® Active 2050 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2015 Portfolio	44%	56%
LifePath® Active 2020 Portfolio	54%	46%
LifePath® Active 2025 Portfolio	62%	38%
LifePath® Active 2030 Portfolio	69%	31%
LifePath® Active 2035 Portfolio	76%	24%
LifePath® Active 2040 Portfolio	82%	18%
LifePath® Active 2045 Portfolio	88%	12%
LifePath® Active 2050 Portfolio	93%	7%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

BLACKROCK PREPARED PORTFOLIO 2015
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bwif1_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2015

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2015 is renamed LifePath® Active 2015 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2015 Portfolio	44%	56%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

BLACKROCK PREPARED PORTFOLIO 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bwif1_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2020

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2020 is renamed LifePath® Active 2020 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2020 Portfolio	54%	46%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

BLACKROCK PREPARED PORTFOLIO 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bwif1_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2025

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2025 is renamed LifePath® Active 2025 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2025 Portfolio	62%	38%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

BLACKROCK PREPARED PORTFOLIO 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bwif1_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2030

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2030 is renamed LifePath® Active 2030 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2030 Portfolio	69%	31%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

BLACKROCK PREPARED PORTFOLIO 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bwif1_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2035

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2035 is renamed LifePath® Active 2035 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2035 Portfolio	76%	24%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

BLACKROCK PREPARED PORTFOLIO 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bwif1_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2040

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2040 is renamed LifePath® Active 2040 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2040 Portfolio	82%	18%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

BLACKROCK PREPARED PORTFOLIO 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bwif1_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2045

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2045 is renamed LifePath® Active 2045 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2045 Portfolio	88%	12%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

BLACKROCK PREPARED PORTFOLIO 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bwif1_SupplementTextBlock

BLACKROCK FUNDS II

BlackRock Prepared Portfolio 2050

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 27, 2012 to the

Prospectus, dated February 28, 2012

On September 11, 2012, the Board of Trustees (the “Board”) of BlackRock Funds II approved certain changes to the Funds. In particular, the Board approved a change in the name of the Funds to the “LifePath® Active Portfolios” and a change to each Fund’s “glide path,” which shows the target allocation among asset classes as a Fund approaches its target date. As a result of the change to the Funds’ glide path, each Fund’s current target allocation among asset classes is expected to change. Currently, the asset allocation of each Fund is expected to be 50% in underlying funds that invest primarily in equity and 50% in underlying funds that invest primarily in fixed income by its retirement date. Although each Fund’s target allocation may shift over time depending on market conditions, under the new glide path each Fund’s asset allocation is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income by its retirement date. Furthermore, in connection with the change to the Funds’ glide path, Fund management has determined to change the composition of the customized reference benchmark index against which each Fund measures its performance.

In addition, Fund management has determined to add the following funds as eligible underlying funds for the Funds:

iShares Cohen & Steers Realty Majors Index Fund

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

BlackRock Commodity Strategies Fund

The Board has also determined to redesignate each Funds’s Institutional Shares as Class K Shares. Fund fees and expenses are not expected to increase for current shareholders of each Fund’s Institutional Shares as a result of this redesignation.

These changes will become effective on or about November 27, 2012.

Investors should review carefully the specific changes to the Prospectus of the Funds, reflecting the changes noted above, which are detailed below.

Effective November 27, 2012, the following changes are made to the Prospectus of the Funds.

Change in each Fund’s Name

The BlackRock Prepared Portfolio 2050 is renamed LifePath® Active 2050 Portfolio.

Change to each Fund’s Glide Path

The Prospectus is amended to reflect the following with respect to each Fund:

The following chart illustrates the glide path — the target allocation among asset classes as a Fund approaches its target date:

Each Fund’s asset allocation will change over time according to a glide path, and is expected to become increasingly conservative until the Fund’s target retirement date. At the time a Fund reaches its target retirement date, the asset allocation of the Fund is expected to be 38% in underlying funds that invest primarily in equity and 62% in underlying funds that invest primarily in fixed income, and the target allocation may shift over time depending on market conditions. On approximately the target retirement date of a Fund, the Board may evaluate alternatives available to the Fund. These alternatives may include a merger into another BlackRock fund subject to the Board determining, among other things, that it would be in the best interest of the Fund. Such a merger may or may not require shareholder approval. Finally, the Board may instead cause the Fund to be liquidated.

The following table illustrates each Fund’s current target allocation among asset classes:

Target Asset Allocation

	Equity Funds (includes REITs and commodity funds)	Fixed Income Funds
LifePath® Active 2050 Portfolio	93%	7%

Change to each Fund’s Reference Index

In connection with the change to the Funds’ glide path noted above, Fund management has determined to change the composition of the customized weighted index against which each Fund measures its performance. Currently, each Fund measures its performance against a customized weighted index comprised of the Barclays US Aggregate Bond Index, the Russell 3000 Index, and the MSCI EAFE Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Effective November 27, 2012, each Fund will measure its performance against a customized weighted index comprised of the Russell 1000 Index, Russell 2000 Index, MSCI ACWI ex US IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Dow Jones UBS Commodity Index, Barclays US Aggregate Bond Index and Barclays TIPs Index, reflecting the investment adviser’s change of these indices’ weightings over time, which are adjusted periodically with its evaluation and adjustment of a Fund’s asset allocation strategy. Fund management believes the new composition of the customized weighted index is more relevant to each Fund’s new glide path.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Feb 28, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012